Consolidated Statements of Cash Flows (USD $) In Thousands	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Cash flows from operating activities:
Net income (loss)	$ (560)	$ 341
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	536	470
Provision for loan losses	2,950	2,355
Provision for valuation allowance other real estate owned	108	75
Loss on sale of investment securities	55	(168)
Gain on sale of investment securities	55	(168)
(Gain) loss on premises and equipment disposals	(32)	0
(Gain) loss on sale of foreclosed real estate owned	(89)	8
Stock-based compensation	11	13
Loans held for sale	6,760	3,198
Other assets	280	(736)
Other liabilities	(515)	(403)
Net cash provided by operating activities	9,504	5,153
Cash flows from investing activities:
Net increase in interest-bearing deposits in other financial institutions	(1)	0
Net (increase) decrease in federal funds sold	24,102	(17,420)
Securities available for sale:
Proceeds from sales	641	9,927
Proceeds from maturities	15,764	15,327
Payment for purchases	(22,665)	(15,359)
Net (increase) decrease in loans	(8,679)	4,353
Capital expenditures	(426)	(229)
Proceeds from sale of premises and equipment	173	0
Proceeds from sale of other real estate owned	797	505
Net cash provided by (used in) investing activities	9,706	(2,896)
Cash flows from financing activities:
Net decrease in deposits	(20,825)	(7,217)
Net increase in short-term borrowings	2,618	2,539
Proceeds from issuance of long-term borrowings	0	22,061
Principal payments on long-term borrowings	(2,500)	(22,061)
Proceeds from stock benefit plans	13	15
Cash dividends paid preferred stock	(272)	(273)
Net cash used in financing activities	(20,966)	(4,936)
Net decrease in cash and due from banks	(1,756)	(2,679)
Cash and due from banks at beginning of period	9,502	9,824
Cash and due from banks at end of period	7,746	7,145
Supplemental disclosures of cash flow information:
Cash paid during the period for:
Interest	3,510	4,764
Income taxes	0	0
Noncash investing and financing activities:
Loans transferred to other real estate owned	886	1,108
Loans charged-off	3,440	2,226
Dividends declared but not yet paid on preferred stock	204	69
Loans made in connection with the sale of other real estate owned	$ 75	$ 151